Business developments	12 Months Ended
Dec. 31, 2015
Business developments
3 Business developments, significant shareholders and subsequent events
The Group’s significant business developments for 2015 as well as the Group’s significant shareholders are discussed below.
Business developments
Divestitures
> Refer to “Note 4 – Discontinued operations” for information on business divestitures that are disclosed as discontinued operations.
In August 2014, the Group announced the sale of Prime Fund Services (PFS), including the existing PFS team, to BNP Paribas. The transaction closed in the second quarter of 2015. Revenues, expenses and the pre-tax gain on the disposal from this sale were immaterial.
Mergers and acquisitions
There were no significant mergers and acquisitions in 2015.
Organizational structure
To support the execution of the strategy announced on October 21, 2015, the Group simplified its organization, which had been a matrix of two business divisions, each with co-heads, and four regions. The Group restructured and created three new, regionally focused divisions: Swiss Universal Bank, Asia Pacific and International Wealth Management serving Western Europe, Central and Eastern Europe, Latin America and Africa.
Two other divisions – Global Markets and Investment Banking & Capital Markets – sit alongside these regional businesses. These operating businesses are supported by a number of focused functions at the Group Executive Board level, including a newly established position of Chief Operating Officer, tasked with driving the transformation of the Group into a more decentralized organization, and a new position of Chief Compliance and Regulatory Affairs Officer, who coordinates the Group’s strategic and increasingly important relationships with regulators across the world.
In addition, the Group has formed a Strategic Resolution Unit that oversees the effective wind-down of the bank’s portfolios that do not fit its strategic direction, including those in the former non-strategic units.
Reflecting the new management structure, the Group’s financial reporting is presented as six reporting segments, including the new Strategic Resolution Unit. Corporate Center is presented inclusive of overall costs of shared services, providing the pre- and post-allocated view of these costs.
Transfer of US private banking business
In October 2015, the Group announced that it had entered into an exclusive recruiting arrangement to transfer its US domestic private banking relationship managers, their clients and certain other staff to Wells Fargo’s brokerage business, Wells Fargo Advisors, by early 2016.
Capital increase
On November 19, 2015, the Group held an Extraordinary General Meeting, at which shareholders approved two capital increases. The Group completed the first capital increase by way of a private placement of 58,000,000 newly issued shares to a number of qualified investors. Credit Suisse completed the second capital increase by way of a rights offering. By the end of the rights exercise period on December 3, 2015, 99.0% of the rights had been exercised and 258,445,328 newly issued shares were subscribed. The Group sold in the market the remaining 2,538,570 newly issued shares that were not subscribed. The capital increases resulted in 318,983,898 newly issued shares and gross proceeds for the Group of CHF 6.0 billion.
Significant shareholders registered in the share register
end of	2015				2014
	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)		Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	313	13	15.99		276	11	17.17
Crescent Holding GmbH	–	–	–	[3]	88	4	5.51
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees or ADS depositary bank.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.
Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange the following information directly from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Stock Exchanges and Securities Trading (SESTA). These shareholders may hold their shareholdings in Group shares through a nominee.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Harris Associates L.P. relating to holdings of registered Group shares in 2014 and 2015.
In 2015, the Group received disclosure notifications from Norges Bank, The Olayan Group and Qatar Holding LLC that their holdings of registered Group shares have fallen below the 5% threshold.
In a disclosure notification that the Group published on February 12, 2016, the Group was notified that as of February 8, 2016, Norges Bank held 98.5 million shares or 5.03% of the registered Group shares issued as of the date of the notified transaction.
Subsequent events
On March 23, 2016, the Group announced a number of additional measures and adjusted financial objectives beyond those announced on October 21, 2015 to further lower its cost base, accelerate the risk-weighted assets and leverage reduction initiatives in the reshaping of the Global Markets business and further strengthen its capital position. The additional measures and new financial objectives include:
– increasing the gross savings target of CHF 3.5 billion by year-end 2018 to CHF 4.3 billion. The net cost savings target in the same time period has increased from CHF 2.0 billion to at least CHF 3.0 billion. These measures are expected to lead to an absolute cost base of CHF 18.0 billion or less by year-end 2018;
– setting a gross cost savings target for the Group of CHF 1.7 billion by year-end 2016;
– reducing the risk-weighted assets target in the Global Markets division from approximately USD 83 – 85 billion to USD 60 billion and the leverage exposure target from approximately USD 380 billion to USD 290 billion by year-end 2016;
– exiting the Distressed Credit, European Securitized Products trading and Long-Term Illiquid Financing businesses in Global Markets;
– the assets from businesses the Group is exiting and other business reductions in Global Markets will predominantly be transferred to the Strategic Resolution Unit over the course of 2016 and the Group is consolidating foreign exchange trading into its trading operations within Swiss Universal Bank; and
– disposals of real estate and non-core businesses and other actions to increase CET1 capital by at least CHF 1 billion during 2016.
The cost reduction program is based on the 2015 cost base and measured on constant foreign exchange rates and based on an expense run rate excluding major litigation expenses, goodwill impairment charges and estimated restructuring costs of CHF 2.0 billion (previously announced CHF 1.3 billion), but including other costs to achieve the savings, which do not meet the accounting definition of restructuring costs. Implementation of these strategy measures will lead to a recasting of prior period segment results, principally in respect of the Global Markets business and the Strategic Resolution Unit, and an assessment of certain balance sheet items.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information.